Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2023
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2023
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,427	32,051	40,478
of which hedging instruments of non-current financial debt (liabilities)	–	2,198	2,198
Non-current financial assets	(1,166)	(1,229)	(2,395)
of which hedging instruments of non-current financial debt (assets)	–	(673)	(673)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083
Variable rate bonds or bonds after fair value hedge	–	7,051	7,051
Fixed rate bonds or bonds after cash flow hedge	–	22,839	22,839
Other floating rate debt	430	408	838
Other fixed rate debt	241	840	1,081
Lease obligations	7,756	–	7,756
Non-current financial assets excluding derivative financial instruments	(1,166)	(142)	(1,308)
Non-current instruments held for trading	–	(174)	(174)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083

As of December 31, 2022
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,329	36,935	45,264
of which hedging instruments of non-current financial debt (liabilities)	–	3,746	3,746
Non-current financial assets	(1,428)	(1,303)	(2,731)
of which hedging instruments of non-current financial debt (assets)	–	(813)	(813)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533
Variable rate bonds or bonds after fair value hedge	–	8,958	8,958
Fixed rate bonds or bonds after cash flow hedge	–	26,159	26,159
Other floating rate debt	13	227	240
Other fixed rate debt	39	496	535
Lease obligations	8,277	–	8,277
Non-current financial assets excluding derivative financial instruments	(1,428)	–	(1,428)
Non-current instruments held for trading	–	(208)	(208)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533

As of December 31, 2021
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,720	41,792	49,512
of which hedging instruments of non-current financial debt (liabilities)	–	1,498	1,498
Non-current financial assets	(847)	(1,557)	(2,404)
of which hedging instruments of non-current financial debt (assets)	–	(787)	(787)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108
Variable rate bonds or bonds after fair value hedge	–	12,820	12,820
Fixed rate bonds or bonds after cash flow hedge	–	27,147	27,147
Other floating rate debt	15	634	649
Other fixed rate debt	61	363	424
Lease obligations	7,644	–	7,644
Non-current financial assets excluding derivative financial instruments	(847)	(675)	(1,522)
Non-current instruments held for trading	–	(54)	(54)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
Bonds after fair value hedge or variable rate		after	after	after	Range	Range of initial current rate
bonds(a)	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2023	2022	2021	maturities	instruments
Bond	USD	3,542	5,042	5,001	2024 - 2028	2.434% - 3.883%
Bond	CHF	409	407	409	2026 - 2029	0.176% - 0.298%
Bond	AUD	71	71	71	2025	4.000%
Bond	EUR	3,209	5,574	7,528	2024 - 2044	0.625% - 3.000%
Bond	GBP	929	925	1,524	2025 - 2031	1.405% - 1.750%
Bond	HKD	130	129	129	2025	2.920%
Current portion (less than one year)		(2,118)	(3,890)	(2,540)
Principal financing entities(b)		6,172	8,258	12,122
TotalEnergies SE
Bond		—	—	1,200
Current portion (less than one year)		—	—	(1,200)
Other consolidated subsidiaries		879	700	698
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		7,051	8,958	12,820

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2023	2022	2021	maturities	instruments
Bond	EUR	15,448	15,628	15,487	2024 - 2044	0.696% - 5.125%
Bond	USD	8,301	8,783	9,941	2024 - 2060	2.829% - 3.461%
Bond	HKD	187	187	200	2026	3.088%
Bond	CHF	1,088	1,076	1,113	2024 - 2027	0.510% - 1.010%
Bond	GBP	980	985	1,004	2024 - 2026	1.250% - 1.660%
Bond	AUD	(1)	(2)	5	2025	4.000%
Current portion (less than one year)		(3,175)	(500)	(1,000)
Principal financing entities(b)		22,828	26,157	26,750
Other consolidated subsidiaries		11	2	397
TOTAL FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE		22,839	26,159	27,147

(a)

The IBOR rate reform mainly impacted the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on the USD LIBOR rate. At December 31, 2023, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE is $ 8,290 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acted as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2023	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2025	5,381	369	(434)	(110)	4,947	13%
2026	4,013	323	(304)	(102)	3,709	10%
2027	3,720	85	(349)	(55)	3,371	9%
2028	4,502	304	(246)	(142)	4,256	11%
2029 and beyond	22,862	1,117	(1,062)	(264)	21,800	57%
TOTAL	40,478	2,198	(2,395)	(673)	38,083	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2022	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2024	7,251	399	(899)	(56)	6,352	15%
2025	4,701	552	(259)	(168)	4,442	10%
2026	3,465	467	(194)	(107)	3,271	8%
2027	3,522	217	(104)	(17)	3,418	8%
2028 and beyond	26,325	2,111	(1,275)	(465)	25,050	59%
TOTAL	45,264	3,746	(2,731)	(813)	42,533	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2021	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2023	6,143	115	(111)	(51)	6,032	13%
2024	6,506	190	(219)	(103)	6,287	13%
2025	4,471	194	(89)	(51)	4,382	9%
2026	3,348	238	(71)	(34)	3,277	7%
2027 and beyond	29,044	761	(1,914)	(548)	27,130	58%
TOTAL	49,512	1,498	(2,404)	(787)	47,108	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2023	%	2022	%	2021	%
U.S. dollar	34,789	91%	38,896	91%	44,387	94%
Euro	2,322	6%	2,083	5%	1,708	4%
Norwegian krone	40	0%	47	0%	67	0%
Other currencies	932	3%	1,507	4%	946	2%
TOTAL	38,083	100%	42,533	100%	47,108	100%

As of December 31,
(M$)	2023	%	2022	%	2021	%
Fixed rate	30,311	80%	33,533	79%	34,353	73%
Floating rate	7,772	20%	9,000	21%	12,755	27%
TOTAL	38,083	100%	42,533	100%	47,108	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2023	2022	2021
Current financial debt(a)	2,377	8,997	8,846
Current lease obligations	1,721	1,437	1,390
Current portion of non-current financial debt	5,492	5,068	4,799
Current borrowings (Note 14)	9,590	15,502	15,035
Current portion of hedging instruments of debt (liabilities)	268	262	316
Other current financial instruments (liabilities)	178	226	56
Other current financial liabilities (Note 14)	446	488	372
Current deposits beyond three months	(5,450)	(8,127)	(11,868)
Marketable securities	(519)	(218)	(195)
Financial receivables on sub-lease, current	(329)	(190)	(132)
Current portion of hedging instruments of debt (assets)	(91)	(2)	(42)
Other current financial instruments (assets)	(196)	(209)	(78)
Current financial assets (Note 14)	(6,585)	(8,746)	(12,315)
NET CURRENT BORROWINGS	3,451	7,244	3,092

(a)

As of December 31, 2023, December 31, 2022 and December 31, 2021, current financial debt includes notably short-term negotiable debt security issued through programs fully and unconditionally secured by TotalEnergies SE.

Schedule of variations of financial debt

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2023	changes	reclassification	currency	fair value	Current	Other	2023
Non-current financial instruments - assets(a) and non-current financial assets	(2,731)	—	(96)	(21)	353	387	(287)	(2,395)
Non-current financial debt	45,264	130	667	65	(343)	(7,573)	2,268	40,478
Non-current financial debt and related financial instruments	42,533	130	571	44	10	(7,186)	1,981	38,083

Current financial instruments - assets(a)	(401)	383	(1)	(8)	(68)	(387)	(134)	(616)
Current borrowings	15,502	(14,660)	181	389	121	7,573	484	9,590
Current financial instruments - liabilities(a)	488	—	6	11	(59)	—	—	446
Current financial debt and related financial instruments	15,589	(14,277)	186	392	(6)	7,186	350	9,420

Financial debt and financial assets classified as held for sale	(38)	—	341	7	—	—	—	310
NET FINANCIAL DEBT	58,084	(14,147)	1,098	443	4	—	2,331	47,813
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2022	changes	reclassification	currency	fair value	Current	Other	2022
Non-current financial instruments - assets(a) and non-current financial assets	(2,404)	—	24	52	(448)	198	(153)	(2,731)
Non-current financial debt	49,512	1,108	(696)	(225)	175	(6,981)	2,371	45,264
Non-current financial debt and related financial instruments	47,108	1,108	(672)	(173)	(273)	(6,783)	2,218	42,533

Current financial instruments - assets(a)	(252)	264	—	6	(97)	(198)	(124)	(401)
Current borrowings	15,035	(6,337)	(316)	(106)	(69)	6,981	314	15,502
Current financial instruments - liabilities(a)	372	—	—	(9)	125	—	—	488
Current financial debt and related financial instruments	15,155	(6,073)	(316)	(109)	(41)	6,783	190	15,589

Financial debt and financial assets classified as held for sale	(4)	—	(34)	—	—	—	—	(38)
NET FINANCIAL DEBT	62,259	(4,965)	(1,022)	(282)	(314)	—	2,408	58,084

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2021	changes	reclassification	currency	fair value	Current	Other	2021
Non-current financial instruments - assets (a) and non-current financial assets	(4,781)	(290)	1	64	2,432	188	(18)	(2,404)
Non-current financial debt	60,203	(359)	(58)	(183)	(2,377)	(9,254)	1,540	49,512
Non-current financial debt and related financial instruments	55,422	(649)	(57)	(119)	55	(9,066)	1,522	47,108

Current financial instruments - assets(a)	(194)	191	—	8	(45)	(188)	(24)	(252)
Current borrowings	17,099	(11,047)	15	(283)	(158)	9,254	155	15,035
Current financial instruments - liabilities(a)	203	—	1	(11)	179	—	—	372
Current financial debt and related financial instruments	17,108	(10,856)	16	(286)	(24)	9,066	131	15,155

Financial debt and financial assets classified as held for sale	313	—	(306)	(11)	—	—	—	(4)
NET FINANCIAL DEBT	72,843	(11,505)	(347)	(416)	31	—	1,653	62,259

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2023	2022	2021
Issuance of non-current debt	189	1,148	808
Repayment of non-current debt	(59)	(40)	(1,167)
NET AMOUNT	130	1,108	(359)

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2023	2022	2021
Cash	16,956	14,873	13,544
Cash equivalents	10,307	18,153	7,798
TOTAL	27,263	33,026	21,342

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2023	2022	2021
Current borrowings(a)	7,869	14,065	13,645
Other current financial liabilities	446	488	372
Current financial assets(a)	(6,256)	(8,556)	(12,183)
Net financial assets and liabilities held for sale or exchange(a)	17	(38)	(4)
Non-current financial debt(a)	32,722	36,987	41,868
Non-current financial assets(a)	(1,229)	(1,303)	(1,557)
Cash and cash equivalents	(27,263)	(33,026)	(21,342)
Net financial debt excluding leases	6,306	8,617	20,799

Shareholders’ equity – TotalEnergies share	116,753	111,724	111,736
Distribution of the income based on existing shares at the closing date	2,700	2,846	3,263
Shareholders’ equity	119,453	114,570	114,999

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	5.0%	7.0%	15.3%

Fair value hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

For the year ended December 31, 2023
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	3,500	—	(86)	—	(3,457)	—	43	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	4,671	45	(559)	—	(4,232)	—	439	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	10

For the year ended December 31, 2022
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	5,000	—	(151)	—	(4,892)	—	108	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	7,029	—	(1,124)	—	(5,982)	—	1,047	Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(8)

For the year ended December 31, 2021							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	6,767	303	(36)	—	(7,037)	—	(837)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	9,566	154	(382)	—	(8,865)	—	701	Financial debt / Financial assets
End of hedging (before 2018)		—	—	—	—	—	—	(27)

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2023	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,023	611	—	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	108	(1,821)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2022	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	815	(2)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	—	(2,731)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2021	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	—	(736)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	372	(660)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2023
Bonds (non-current portion, before swaps)	(28,365)	(29,216)	162	(162)
Swaps hedging bonds (liabilities)	(2,198)	(2,198)	—	—
Swaps hedging bonds (assets)	673	673	—	—
Total swaps hedging bonds (assets and liabilities)	(1,525)	(1,525)	(12)	12
Current portion of non-current debt after swaps (excluding lease obligations)	(5,669)	(5,680)	(1)	(7)
Other interest rates swaps	240	240	17	(17)
Currency swaps and forward exchange contracts	(29)	(29)	—	—
As of December 31, 2022
Bonds (non-current portion, before swaps)	(32,184)	(30,391)	210	(210)
Swaps hedging bonds (liabilities)	(3,746)	(3,746)	—	—
Swaps hedging bonds (assets)	813	813	—	—
Total swaps hedging bonds (assets and liabilities)	(2,933)	(2,933)	(9)	9
Current portion of non-current debt after swaps (excluding lease obligations)	(5,328)	(5,344)	3	(3)
Other interest rates swaps	281	281	10	(10)
Currency swaps and forward exchange contracts	(68)	(68)	—	—
As of December 31, 2021
Bonds (non-current portion, before swaps)	(39,256)	(42,888)	349	(349)
Swaps hedging bonds (liabilities)	(1,498)	(1,498)	—	—
Swaps hedging bonds (assets)	787	787	—	—
Total swaps hedging bonds (assets and liabilities)	(711)	(711)	(34)	34
Current portion of non-current debt after swaps (excluding lease obligations)	(5,073)	(5,077)	5	(5)
Other interest rates swaps	31	31	16	(16)
Currency swaps and forward exchange contracts	45	45	—	—

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2023	2022	2021
Cost of net debt	(1,019)	(1,243)	(1,525)
Interest rate translation of :
+ 10 basis points	10	18	47
‑ 10 basis points	(10)	(18)	(47)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2023	0.90	0.79	89.14
December 31, 2022	0.94	0.83	74.01
December 31, 2021	0.88	0.74	75.31

As of December 31, 2023				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	130,454	19,198	92,202	4,732	—	14,322
Currency translation adjustment before net investment hedge	(13,696)	(7,881)	—	(2,285)	—	(3,530)
Net investment hedge – open instruments	(5)	(5)	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2023	116,753	11,312	92,202	2,447	—	10,792

As of December 31, 2022				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,560	15,835	88,902	6,258	45	13,520
Currency translation adjustment before net investment hedge	(12,831)	(7,170)	–	(2,463)	(30)	(3,168)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2022	111,724	8,660	88,902	3,795	15	10,352

As of December 31, 2021				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,407	24,617	70,030	6,064	10,596	13,100
Currency translation adjustment before net investment hedge	(12,666)	(4,239)	–	(1,902)	(4,281)	(2,244)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2021	111,736	20,373	70,030	4,162	6,315	10,856

Based on the 2023 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2023		Pound		Norwegian
(M$)	Euro	sterling	Ruble	Crown
Impact of an increase of 10% of exchange rates on :
– Shareholders’ equity	1,131	245	–	–
– net income (TotalEnergies share)	310	94	–	–
Impact of a decrease of (10)% of exchange rates on :
– Shareholders’ equity	(1,131)	(245)	–	–
– net income (TotalEnergies share)	(310)	(94)	–	–

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2023
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,079)	(3,816)	(3,615)	(4,356)	(22,525)	(39,391)
Non-current financial assets excluding derivative financial instruments	—	132	107	244	100	725	1,308
Current borrowings	(9,590)	—	—	—	—	—	(9,590)
Other current financial liabilities	(446)	—	—	—	—	—	(446)
Current financial assets	6,585	—	—	—	—	—	6,585
Net financial assets and liabilities held for sale or exchange	(310)	—	—	—	—	—	(310)
Cash and cash equivalents	27,263	—	—	—	—	—	27,263
Net amount before financial expense	23,502	(4,947)	(3,709)	(3,371)	(4,256)	(21,800)	(14,581)
Financial expense on non-current financial debt	(469)	(517)	(460)	(430)	(390)	(4,242)	(6,508)
Interest differential on swaps	(355)	(265)	(261)	(216)	(209)	(537)	(1,843)
NET AMOUNT	22,678	(5,729)	(4,430)	(4,017)	(4,855)	(26,579)	(22,932)

As of December 31, 2022
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(6,719)	(4,527)	(3,356)	(3,503)	(25,856)	(43,961)
Non-current financial assets excluding derivative financial instruments	—	367	85	85	85	806	1,428
Current borrowings	(15,502)	—	—	—	—	—	(15,502)
Other current financial liabilities	(488)	—	—	—	—	—	(488)
Current financial assets	8,746	—	—	—	—	—	8,746
Net financial assets and liabilities held for sale or exchange	38	—	—	—	—	—	38
Cash and cash equivalents	33,026	—	—	—	—	—	33,026
Net amount before financial expense	25,820	(6,352)	(4,442)	(3,271)	(3,418)	(25,050)	(16,713)
Financial expense on non-current financial debt	(662)	(583)	(515)	(449)	(416)	(4,611)	(7,236)
Interest differential on swaps	(431)	(312)	(264)	(272)	(221)	(761)	(2,261)
NET AMOUNT	24,727	(7,247)	(5,221)	(3,992)	(4,055)	(30,422)	(26,210)

As of December 31, 2021
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(6,073)	(6,328)	(4,420)	(3,314)	(28,495)	(48,630)
Non-current financial assets excluding derivative financial instruments	—	41	41	38	37	1,365	1,522
Current borrowings	(15,035)	—	—	—	—	—	(15,035)
Other current financial liabilities	(372)	—	—	—	—	—	(372)
Current financial assets	12,315	—	—	—	—	—	12,315
Net financial assets and liabilities held for sale or exchange	4	—	—	—	—	—	4
Cash and cash equivalents	21,342	—	—	—	—	—	21,342
Net amount before financial expense	18,254	(6,032)	(6,287)	(4,382)	(3,277)	(27,130)	(28,854)
Financial expense on non-current financial debt	(821)	(786)	(664)	(576)	(506)	(5,197)	(8,550)
Interest differential on swaps	(217)	(235)	(232)	(229)	(221)	(836)	(1,970)
NET AMOUNT	17,216	(7,053)	(7,183)	(5,187)	(4,004)	(33,163)	(39,374)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2023	2022	2021
Accounts payable	(41,335)	(41,346)	(36,837)
Other operating liabilities	(19,937)	(35,186)	(27,294)
including derivative financial instruments related to commodity contracts (liabilities)	(7,650)	(18,774)	(16,166)
Accounts receivable, net	23,442	24,378	21,983
Other operating receivables	14,952	28,289	29,553
including derivative financial instruments related to commodity contracts (assets)	7,012	20,220	22,412
TOTAL	(22,878)	(23,865)	(12,595)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2023	2022	2021
Loans to equity affiliates (Note 8)	4,562	3,733	4,532
Loans and advances (Note 6)	2,222	1,837	2,107
Other non-current financial assets related to operational activities (Note 6)	1,761	250	312
Non-current financial assets (Note 15.1)	2,395	2,731	2,404
Accounts receivable (Note 5)	23,442	24,378	21,983
Other operating receivables (Note 5)	14,952	28,289	29,553
Current financial assets (Note 15.1)	6,585	8,746	12,315
Cash and cash equivalents (Note 15.1)	27,263	33,026	21,342
TOTAL	83,182	102,990	94,548

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2023	2022	2021
Loans and receivables	1,420	562	188
Financing liabilities and associated hedging instruments	(2,190)	(1,812)	(1,373)
Fair value hedge (ineffective portion)	2	(5)	(10)
Lease assets and obligations	(499)	(458)	(413)
Assets and liabilities held for trading	248	470	83
IMPACT ON THE COST OF NET DEBT	(1,019)	(1,243)	(1,525)

Schedule of maturity of derivative instruments

For the year ended December 31, 2023		Notional		Notional value schedule
(M$)	Fair	value	Fair	2025					2029
Assets / (Liabilities)	value	2024	value	and beyond	2025	2026	2027	2028	and beyond
Fair value hedge
Swaps hedging bonds (assets)	—	250	45	403
Swaps hedging bonds (liabilities)	(75)	1,837	(570)	5,681
Total swaps hedging bonds - Fair value hedge	(75)	2,087	(525)	6,084	1,630	202	820	1,000	2,432
Cash flow hedge
Swaps hedging bonds (assets)	91	2,114	628	14,830
Swaps hedging bonds (liabilities)	(193)	1,574	(1,628)	11,016
Total swaps hedging bonds - Cash flow hedge	(102)	3,688	(1,000)	25,846	4,509	4,153	2,135	4,686	10,363
Forward exchange contracts related to operating activities (assets)	2	83	8	311
Forward exchange contracts related to operating activities (liabilities)	(14)	234	(2)	240
Total forward exchange contracts related to operating activities	(12)	317	6	551	285	266	—	—	—
Held for trading
Other interest rate swaps (assets)	149	38,415	393	7,690
Other interest rate swaps (liabilities)	(94)	37,170	(208)	7,407
Total other interest rate swaps	55	75,585	185	15,097	8,692	1,580	1,500	1,908	1,417
Currency swaps and forward exchange contracts (assets)	66	10,325	21	1,071
Currency swaps and forward exchange contracts (liabilities)	(84)	8,513	(32)	773
Total currency swaps and forward exchange contracts	(18)	18,838	(11)	1,844	1,840	(2)	6	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2022		Notional		Notional value schedule
(M$)	Fair	value	Fair	2024					2028
Assets / (Liabilities)	value	2023	value	and beyond	2024	2025	2026	2027	and beyond
Fair value hedge
Swaps hedging bonds (assets)	—	1,000	—	—
Swaps hedging bonds (liabilities)	(260)	2,858	(1,015)	8,171
Total swaps hedging bonds - Fair value hedge	(260)	3,858	(1,015)	8,171	2,087	1,630	202	820	3,432
Cash flow hedge
Swaps hedging bonds (assets)	2	250	813	11,782
Swaps hedging bonds (liabilities)	(2)	750	(2,731)	17,511
Total swaps hedging bonds - Cash flow hedge	—	1,000	(1,918)	29,293	3,659	4,459	4,069	2,071	15,035
Forward exchange contracts related to operating activities (assets)	4	70	3	91
Forward exchange contracts related to operating activities (liabilities)	(19)	187	(19)	433
Total forward exchange contracts related to operating activities	(15)	257	(16)	524	524	—	—	—	—
Held for trading
Other interest rate swaps (assets)	154	14,955	447	7,470
Other interest rate swaps (liabilities)	(94)	13,236	(226)	4,128
Total other interest rate swaps	60	28,191	221	11,598	5,233	3,716	1,174	1,022	453
Currency swaps and forward exchange contracts (assets)	55	7,076	44	1,289
Currency swaps and forward exchange contracts (liabilities)	(110)	15,964	(57)	839
Total currency swaps and forward exchange contracts	(55)	23,040	(13)	2,128	391	1,737	—	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2021		Notional		Notional value schedule
(M$)	Fair	value	Fair	2023					2027
Assets / (Liabilities)	value	2022	value	and beyond	2023	2024	2025	2026	and beyond
Fair value hedge
Swaps hedging bonds (assets)	42	566	415	9,659
Swaps hedging bonds (liabilities)	(316)	3,737	(102)	2,371
Total swaps hedging bonds - Fair value hedge	(274)	4,303	313	12,030	3,858	2,087	1,630	202	4,253
Cash flow hedge
Swaps hedging bonds (assets)	—	—	372	7,149
Swaps hedging bonds (liabilities)	—	—	(1,396)	23,144
Total swaps hedging bonds - Cash flow hedge	—	—	(1,024)	30,293	1,000	3,659	4,459	4,068	17,107
Forward exchange contracts related to operating activities (assets)	—	36	—	—
Forward exchange contracts related to operating activities (liabilities)	(8)	283	(14)	366
Total forward exchange contracts related to operating activities	(8)	319	(14)	366	171	195	—	—	—
Held for trading
Other interest rate swaps (assets)	13	20,876	78	5,170
Other interest rate swaps (liabilities)	(19)	6,470	(41)	2,561
Total other interest rate swaps	(6)	27,346	37	7,731	1,708	2,856	2,111	751	305
Currency swaps and forward exchange contracts (assets)	65	9,769	17	367
Currency swaps and forward exchange contracts (liabilities)	(37)	5,065	—	(16)
Total currency swaps and forward exchange contracts	28	14,834	17	351	265	86	—	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2023	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(600)	—	(600)
Cash flow hedge instruments	—	(1,104)	—	(1,104)
Assets and liabilities held for trading	—	207	—	207
Equity instruments	255	—	—	255
TOTAL	255	(1,497)	—	(1,242)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2022	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,275)	—	(1,275)
Cash flow hedge instruments	—	(1,950)	—	(1,950)
Assets and liabilities held for trading	—	214	—	214
Equity instruments	33	—	—	33
TOTAL	33	(3,011)	—	(2,978)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2021	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	39	—	39
Cash flow hedge instruments	—	(1,052)	—	(1,052)
Assets and liabilities held for trading	—	82	—	82
Equity instruments	501	—	—	501
TOTAL	501	(931)	—	(430)

Financial instruments, excluding commodity contracts | Fair value hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2023	2022	2021
Revaluation impact at market value of bonds	(765)	3,817	3,199
Swaps hedging bonds	767	(3,822)	(3,209)
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	2	(5)	(10)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2023	2022	2021
Profit (Loss) recorded in other comprehensive income of the period	128	72	(167)
Recycled amount from other comprehensive income to the income statement of the period	140	(55)	(113)